STATUTORY RESERVE AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVE AND RESTRICTED NET ASSETS
STATUTORY RESERVE AND RESTRICTED NET ASSETS

15.   STATUTORY RESERVE AND RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s PRC subsidiaries, E-Sun Sky Computer, Guixinyanghang and Loto Interactive Information being foreign-invested enterprises established in the PRC, are required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. E-Sun Sky Computer, Guixinyanghang and Loto Interactive Information are required to allocate at least 10% of its after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the E-Sun Sky Computer, Guixinyanghang and Loto Interactive Information.

15.   STATUTORY RESERVE AND RESTRICTED NET ASSETS (continued)

In accordance with the China Company Laws, the Company’s PRC domestic companies (i.e. Ganzi Changhe, Lecaiyuntian, Chendu Keying and Chengdu Yilaike) must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The PRC domestic companies are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of each individual company.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries with respect to transferring certain of their net assets to the Company either in the form dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling approximately US$110,715 as of December 31, 2021. Therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2020 and 2021 and for each of the three years in the period ended December 31, 2021 are disclosed in Note 26.

Furthermore, cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.